UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028
(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2019

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Master Trust

Semiannual Report  |  October 31, 2019

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2019 to October 31, 2019.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2019	Ending account value October 31, 2019	Expenses paid during period[1] 05/01/19 to 10/31/19	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,011.60	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Government Master Fund
Actual	$1,000.00	$1,011.00	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,010.90	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,011.50	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,006.90	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	30 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	49.1%
Canada	9.8
China	8.5
Japan	7.4
Singapore	7.3
Total	82.1%

Portfolio composition[2]
Commercial paper	53.0%
Repurchase agreements	24.4
Certificates of deposit	19.2
Time deposits	3.5
Liabilities in excess of other assets	(0.1)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	35 days

Portfolio composition[2]
US government and agency obligations	52.8%
Repurchase agreements	48.4
Liabilities in excess of other assets	(1.2)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	44 days

Portfolio composition[2]
US government obligations	55.6%
Repurchase agreements	46.7
Liabilities in excess of other assets	(2.3)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	31 days

Top five issuer breakdown by country or territory of origin[1]	Percentage of net assets
United States	25.2%
China	8.9
Canada	7.8
Singapore	7.3
Japan	6.1
Total	55.3%

Portfolio composition[2]
Commercial paper	51.9%
Repurchase agreements	29.7
Certificates of deposit	15.5
Time deposits	3.5
Other assets less liabilities	(0.6)
Total	100.0%

[1]	The Master Fund’s Portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s Portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2019 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	16 days

Portfolio composition[2]
Municipal bonds	90.3%
Tax-exempt commercial paper	9.5
Other assets less liabilities	0.2
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Time deposits—3.5%
Banking-non-US—3.5%
ABN AMRO Bank NV 1.630%, due 11/01/19	$185,000,000	$185,000,000
Credit Agricole Corporate & Investment Bank 1.520%, due 11/01/19	71,000,000	71,000,000
Mizuho Corporate Bank Ltd. 1.650%, due 11/01/19	70,000,000	70,000,000
Natixis 1.540%, due 11/01/19	350,000,000	350,000,000
Total time deposits (cost—$676,000,000)		676,000,000

Certificates of deposit—19.2%
Banking-non-US—18.3%
Bank of Montreal
SOFR + 0.170%, 1.990%, due 11/01/19[1]	70,000,000	70,030,520
1 mo. USD LIBOR + 0.260%, 2.238%, due 11/08/19[1]	150,000,000	149,970,022
Bank of Nova Scotia
1 mo. USD LIBOR + 0.130%, 2.120%, due 11/06/19[1]	75,000,000	75,013,487
1 mo. USD LIBOR + 0.280%, 2.312%, due 11/01/19[1]	95,000,000	94,990,696
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.130%, 2.120%, due 11/06/19[1]	80,000,000	80,015,472
1 mo. USD LIBOR + 0.280%, 2.291%, due 11/01/19[1]	95,000,000	95,002,833
China Construction Bank Corp.
1.700%, due 11/07/19	110,000,000	110,000,000
1.730%, due 11/06/19	30,000,000	29,999,110
1.880%, due 11/01/19	50,000,000	50,000,016
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.240%, 2.161%, due 11/14/19[1]	18,000,000	18,000,627
1 mo. USD LIBOR + 0.230%, 2.227%, due 11/04/19[1]	75,000,000	74,996,564
Industrial & Commercial Bank of China Ltd. 2.300%, due 12/09/19	125,000,000	125,043,436
KBC Bank NV 1.710%, due 11/06/19	75,000,000	74,997,375
Mitsubishi UFJ Trust & Banking Corp.
1 mo. USD LIBOR + 0.180%, 2.002%, due 11/25/19[1]	85,000,000	85,012,787
1 mo. USD LIBOR + 0.280%, 2.080%, due 11/29/19[1]	100,000,000	100,089,633
2.310%, due 11/04/19	70,000,000	70,003,818
Nordea Bank AB
1 mo. USD LIBOR + 0.270%, 2.260%, due 11/07/19[1]	96,000,000	96,006,988
3 mo. USD LIBOR + 0.300%, 2.427%, due 12/05/19[1]	42,500,000	42,559,163
Norinchukin Bank Ltd.
1.650%, due 11/07/19	50,000,000	50,000,000

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.130%, 1.934%, due 11/27/19[1]	$52,000,000	$52,004,045
2.080%, due 11/21/19	75,000,000	75,009,940
2.090%, due 12/04/19	85,000,000	85,017,376
2.200%, due 11/05/19	130,000,000	130,006,721
3 mo. USD LIBOR, 2.253%, due 11/01/19[1]	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.280%, 2.084%, due 11/25/19[1]	70,000,000	70,000,000
1 mo. USD LIBOR + 0.200%, 2.114%, due 11/12/19[1]	92,000,000	92,022,685
1 mo. USD LIBOR + 0.270%, 2.210%, due 11/12/19[1]	95,000,000	95,023,997
2.320%, due 12/09/19	47,000,000	47,024,384
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.180%, 1.984%, due 11/27/19[1]	50,000,000	49,999,964
1 mo. USD LIBOR + 0.170%, 2.020%, due 11/22/19[1]	68,000,000	68,003,904
1 mo. USD LIBOR + 0.120%, 2.098%, due 11/08/19[1]	160,000,000	160,011,003
1 mo. USD LIBOR + 0.260%, 2.200%, due 11/08/19[1]	95,000,000	95,014,931
Sumitomo Mitsui Trust Bank Ltd. 1.940%, due 04/22/20	110,000,000	109,987,025
1 mo. USD LIBOR + 0.190%, 1.995%, due 11/29/19[1]	111,000,000	111,000,350
2.100%, due 01/02/20	75,000,000	75,028,481
1 mo. USD LIBOR + 0.260%, 2.238%, due 11/08/19[1]	100,000,000	100,000,635
Svenska Handelsbanken
3 mo. USD LIBOR + 0.140%, 2.141%, due 01/14/20[1]	75,000,000	75,024,740
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/05/19[1]	91,000,000	90,999,247
1 mo. USD LIBOR + 0.230%, 2.262%, due 11/01/19[1]	90,000,000	90,018,485
1 mo. USD LIBOR + 0.380%, 2.294%, due 11/12/19[1]	65,000,000	65,020,379
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.310%, 2.156%, due 11/20/19[1]	90,000,000	90,018,697
1 mo. USD LIBOR + 0.250%, 2.240%, due 11/07/19[1]	92,000,000	91,989,995

		3,484,959,531

Banking-US—0.9%
Citibank N.A. 2.300%, due 12/03/19	178,000,000	178,073,249
Total certificates of deposit (cost—$3,662,562,346)		3,663,032,780

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—53.0%
Asset backed-miscellaneous—21.9%
Albion Capital Corp. 1.960%, due 01/27/20	$95,000,000	$94,587,109
1.980%, due 01/21/20	45,000,000	44,818,370
2.150%, due 11/21/19	57,570,000	57,515,193
Antalis S.A. 2.040%, due 11/07/19	100,000,000	99,965,583
2.110%, due 01/06/20	52,080,000	51,899,619
2.140%, due 01/03/20	30,000,000	29,900,907
2.220%, due 11/06/19	49,980,000	49,965,256
Atlantic Asset Securitization LLC 2.000%, due 03/04/20	37,000,000	36,761,299
2.020%, due 11/04/19	50,000,000	49,990,484
2.050%, due 01/10/20	40,000,000	39,855,318
2.540%, due 11/13/19	50,000,000	49,968,674
Barton Capital Corp. 2.095%, due 11/25/19	96,000,000	95,893,333
2.100%, due 01/06/20	111,000,000	110,623,192
2.110%, due 12/03/19	55,000,000	54,918,678
Chariot Funding LLC 2.000%, due 01/09/20	70,000,000	69,754,047
2.030%, due 01/06/20	104,000,000	103,651,793
2.050%, due 01/14/20	46,000,000	45,825,583
2.050%, due 03/20/20	20,000,000	19,855,083
2.070%, due 01/13/20	50,000,000	49,813,253
1 mo. USD LIBOR + 0.100%, 2.090%, due 11/06/19[1,3]	80,000,000	80,004,171
2.090%, due 12/03/19	60,000,000	59,903,585
Charta LLC 1.960%, due 12/05/19	74,000,000	73,874,457
2.100%, due 11/08/19	10,000,000	9,996,313
2.120%, due 11/07/19	55,000,000	54,982,354
Fairway Finance Corp.
1 mo. USD LIBOR + 0.160%, 2.006%, due 11/20/19[1,3]	25,000,000	25,008,268
1 mo. USD LIBOR + 0.100%, 2.090%, due 11/07/19[1,3]	75,000,000	75,004,768
2.140%, due 01/10/20	50,000,000	49,817,471
1 mo. USD LIBOR + 0.170%, 2.160%, due 11/06/19[1,3]	30,000,000	30,011,093
1 mo. USD LIBOR + 0.170%, 2.181%, due 11/04/19[1,3]	35,000,000	35,012,424
2.200%, due 11/12/19	15,000,000	14,991,150
2.260%, due 11/04/19	50,000,000	49,990,167
Liberty Street Funding LLC 2.000%, due 02/04/20	74,000,000	73,643,222
2.010%, due 02/07/20	10,000,000	9,950,170
2.020%, due 02/13/20	50,000,000	49,734,584
2.090%, due 12/03/19	30,000,000	29,950,418
2.130%, due 11/07/19	30,000,000	29,989,675
2.140%, due 12/05/19	23,580,000	23,538,620
2.180%, due 01/03/20	100,000,000	99,675,378
2.270%, due 11/08/19	50,000,000	49,980,334
LMA Americas LLC 1.900%, due 04/03/20	40,000,000	39,686,211
1.970%, due 04/09/20	54,000,000	53,562,402
1.980%, due 03/06/20	35,000,000	34,775,898

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
1.980%, due 04/17/20	$40,400,000	$40,058,999
2.000%, due 02/21/20	50,000,000	49,714,047
2.010%, due 02/14/20	50,000,000	49,730,142
2.010%, due 03/12/20	35,000,000	34,764,793
2.050%, due 02/07/20	40,600,000	40,394,006
2.050%, due 02/10/20	31,000,000	30,838,387
2.100%, due 12/09/19	10,000,000	9,981,269
2.270%, due 11/27/19	70,000,000	69,909,857
2.360%, due 11/07/19	39,000,000	38,987,260
2.550%, due 11/14/19	34,000,000	33,977,324
Manhattan Asset Funding Co. LLC 2.100%, due 12/09/19	50,000,000	49,904,179
2.110%, due 11/14/19	61,000,000	60,958,463
Nieuw Amsterdam Receivables Corp. 2.035%, due 02/04/20	69,000,000	68,667,696
2.180%, due 01/03/20	130,000,000	129,577,760
2.190%, due 01/06/20	81,000,000	80,724,881
Old Line Funding LLC 1.910%, due 04/24/20	55,000,000	54,532,402
1.960%, due 04/20/20	40,000,000	39,665,747
1 mo. USD LIBOR + 0.120%, 1.966%, due 11/20/19[1,3]	44,000,000	44,000,363
1.990%, due 04/09/20	50,000,000	49,603,314
2.000%, due 02/20/20	35,000,000	34,804,545
2.000%, due 02/24/20[3]	30,000,000	29,826,290
1 mo. USD LIBOR + 0.070%, 2.060%, due 11/05/19[1,3]	42,000,000	41,999,998
Federal Fund Effective Rate + 0.250%, 2.070%, due 11/01/19[1,3]	21,000,000	20,999,992
2.090%, due 12/03/19	35,000,000	34,944,720
3 mo. USD LIBOR + 0.040%, 2.129%, due 01/03/20[1,3]	50,000,000	49,999,721
1 mo. USD LIBOR + 0.150%, 2.161%, due 11/04/19[1,3]	40,000,000	40,001,544
1 mo. USD LIBOR + 0.260%, 2.257%, due 11/18/19[1,3]	50,000,000	49,999,948
Starbird Funding Corp. 1.650%, due 11/01/19	65,000,000	64,997,057
1.870%, due 02/03/20	30,000,000	29,852,592
2.110%, due 12/10/19	100,000,000	99,798,889
2.250%, due 11/01/19	70,000,000	69,996,830
2.250%, due 11/04/19	77,000,000	76,985,798
Thunder Bay Funding LLC 2.000%, due 02/20/20	50,000,000	49,735,711
2.000%, due 04/08/20	40,000,000	39,702,578
2.010%, due 03/05/20	24,000,000	23,859,720
1 mo. USD LIBOR + 0.140%, 2.067%, due 11/11/19[1,3]	40,000,000	40,001,154
2.090%, due 12/04/19	20,000,000	19,966,680
2.090%, due 01/22/20	10,000,000	9,959,007
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.140%, 2.079%, due 11/11/19[1,3]	67,000,000	66,999,999
1 mo. USD LIBOR + 0.170%, 2.110%, due 11/11/19[1,3]	40,000,000	40,000,962

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Victory Receivables Corp. 2.100%, due 01/02/20	$60,000,000	$59,807,535

		4,178,878,066

Banking-non-US—21.0%
Agricultural Bank of China Ltd. 2.210%, due 11/08/19	40,000,000	39,985,493
ASB Finance Ltd.
1 mo. USD LIBOR + 0.160%, 2.099%, due 11/11/19[1,3]	95,000,000	95,025,695
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 2.184%, due 11/15/19[1,3]	70,000,000	70,008,062
Bank of China Hong Kong Ltd. 2.250%, due 11/12/19	160,000,000	159,885,653
2.410%, due 11/01/19	94,950,000	94,944,404
Bank of Nova Scotia
1 mo. USD LIBOR + 0.130%, 2.051%, due 11/14/19[1,3]	40,000,000	40,005,833
1 mo. USD LIBOR + 0.290%, 2.090%, due 11/29/19[1,3]	75,000,000	75,009,953
1 mo. USD LIBOR + 0.140%, 2.151%, due 11/04/19[1,3]	40,000,000	40,008,306
Banque et Caisse d’Epargne de l’Etat 2.160%, due 03/05/20	81,000,000	80,513,514
2.235%, due 11/29/19	38,000,000	37,950,165
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.200%, 2.005%, due 11/29/19[1,3]	70,000,000	69,986,394
1 mo. USD LIBOR + 0.230%, 2.144%, due 11/15/19[1,3]	80,000,000	80,003,733
BPCE SA 1.950%, due 04/03/20	22,000,000	21,829,216
China Construction Bank Corp. 1.860%, due 11/05/19	90,000,000	89,977,012
1.880%, due 11/01/19	120,000,000	119,994,007
2.210%, due 11/08/19	15,000,000	14,993,767
DBS Bank Ltd. 1.890%, due 05/01/20	30,000,000	29,720,467
2.000%, due 02/14/20	90,000,000	89,535,455
2.020%, due 01/21/20	44,000,000	43,822,406
2.030%, due 01/06/20	33,000,000	32,892,091
2.035%, due 01/14/20	74,000,000	73,727,896
2.140%, due 02/03/20	75,500,000	75,146,954
2.170%, due 01/21/20	69,000,000	68,721,501
2.280%, due 12/11/19	63,000,000	62,878,957
Dexia Credit Local SA 1.890%, due 04/20/20	100,000,000	99,140,000
1.980%, due 04/03/20	61,000,000	60,527,250
DNB Bank ASA
1 mo. USD LIBOR + 0.100%, 1.991%, due 11/18/19[1],[3]	50,000,000	50,011,982
Federation Des Caisses Desjardins du Quebec 1.820%, due 11/01/19	140,000,000	139,994,109
3 mo. USD LIBOR + 0.080%, 2.239%, due 12/23/19[1,3]	49,000,000	49,006,025

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(continued)
1 mo. USD LIBOR + 0.240%, 2.256%, due 11/04/19[1,3]	$170,000,000	$170,023,514
Industrial & Commercial Bank of China Ltd. 1.660%, due 11/07/19	60,000,000	59,978,300
Mitsubishi UFJ Trust & Banking Corp. 2.220%, due 11/04/19	55,000,000	54,989,024
2.280%, due 11/15/19	84,500,000	84,434,935
MUFG Bank Ltd. 1.800%, due 11/25/19	2,500,000	2,496,708
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/06/19[1,3]	91,000,000	90,995,914
National Bank of Canada
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/07/19[1,3]	92,000,000	91,990,012
1 mo. USD LIBOR + 0.290%, 2.301%, due 11/04/19 [1,3]	102,000,000	102,030,107
Nederlandse Waterschapsbank NV 1.970%, due 02/18/20	90,000,000	89,506,925
Oversea-Chinese Banking Corp. Ltd. 2.020%, due 01/07/20	26,500,000	26,398,788
2.020%, due 01/08/20	23,000,000	22,910,908
3 mo. USD LIBOR + 0.010%, 2.137%, due 12/05/19[1,3]	17,000,000	16,999,911
1 mo. USD LIBOR + 0.280%, 2.207%, due 11/11/19[1,3]	90,000,000	90,003,753
Royal Bank of Canada
1 mo. USD LIBOR + 0.240%, 2.230%, due 11/05/19[1,3]	90,000,000	89,983,074
Sumitomo Mitsui Banking Corp. 1.890%, due 01/27/20	26,140,000	26,016,933
Sumitomo Mitsui Trust Bank Ltd.
1.940%, due 02/28/20	40,000,000	39,736,000
2.120%, due 12/17/19	140,000,000	139,657,657
Toronto-Dominion Bank Ltd.
1.770%, due 11/05/19	160,000,000	159,960,690
2.230%, due 01/08/20	170,000,000	169,420,016
United Overseas Bank Ltd.
2.000%, due 01/08/20	75,000,000	74,755,768
2.070%, due 01/15/20	93,000,000	92,665,055
2.090%, due 11/05/19	75,000,000	74,983,781
2.090%, due 11/08/19	70,000,000	69,975,718
2.090%, due 12/05/19	37,000,000	36,942,193
Westpac Banking Corp.
3 mo. USD LIBOR + 0.180%, 2.265%, due 01/02/20[1,3]	70,000,000	70,017,878
Westpac Securities NZ Ltd.
1 mo. USD LIBOR + 0.100%, 1.923%, due 11/25/19[1,3]	69,000,000	69,004,410

		4,021,124,272

Banking-US—5.5%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.150%, 1.996%, due 11/21/19[1,3]	47,000,000	47,004,529
1 mo. USD LIBOR + 0.250%, 2.054%, due 11/27/19[1,3]	80,000,000	79,992,137

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-US—(concluded)
1 mo. USD LIBOR + 0.160%, 2.150%, due 11/07/19[1,3]	$20,000,000	$20,001,427
Citigroup Global Markets Holdings, Inc.
1.890%, due 07/01/20	100,000,000	98,716,289
1.950%, due 03/09/20	56,000,000	55,641,460
1.960%, due 04/15/20	58,000,000	57,492,023
2.000%, due 05/26/20	66,000,000	65,242,291
2.190%, due 01/15/20	100,000,000	99,633,722
Collateralized Commercial Paper FLEX Co. LLC
1 mo. USD LIBOR + 0.230%, 2.144%, due 11/15/19[1,3]	38,000,000	37,985,245
3 mo. USD LIBOR + 0.060%, 2.184%, due 11/19/19[1,3]	35,000,000	35,000,612
2.250%, due 01/10/20	25,000,000	24,911,694
1 mo. USD LIBOR + 0.250%, 2.282%, due 11/01/19[1,3]	30,000,000	29,999,995
Collateralized Commercial Paper V Co. LLC 2.030%, due 03/12/20	25,000,000	24,827,285
2.100%, due 02/03/20	69,000,000	68,660,961
1 mo. USD LIBOR + 0.300%, 2.278%, due 11/04/19[1]	100,000,000	100,030,012
ING US Funding LLC 1.890%, due 04/17/20	25,000,000	24,779,478
1 mo. USD LIBOR + 0.270%, 2.302%, due 11/01/19[1,3]	90,000,000	89,984,528
1 mo. USD LIBOR + 0.330%, 2.327%, due 11/02/19[1,3]	90,000,000	90,021,023

		1,049,924,711

Energy-integrated—0.8%
Sinopec Century Bright Capital Investment Ltd. 1.920%, due 11/05/19	75,000,000	74,983,594
1.950%, due 11/04/19	70,000,000	69,987,773

		144,971,367

Finance-other—3.8%
CNPC Finance HK Ltd. 2.010%, due 11/07/19	55,000,000	54,980,429
2.020%, due 11/07/19	50,000,000	49,982,208
2.200%, due 11/01/19	100,000,000	99,994,856
2.200%, due 11/05/19	190,000,000	189,951,497
2.200%, due 11/06/19	190,000,000	189,941,923
Collateralized Commercial Paper Co. LLC
3 mo. USD LIBOR + 0.040%, 2.172%, due 11/26/19[1]	54,000,000	54,000,751
3 mo. USD LIBOR + 0.060%, 2.192%, due 11/26/19[1]	43,000,000	43,001,126
Erste Abwicklungsanstalt 2.020%, due 03/18/20	50,000,000	49,655,396

		731,508,186
Total Commercial paper (cost—$10,123,804,005)		10,126,406,602

	Face Amount	Value
Repurchase agreements—24.4%
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.720% due 11/01/19, collateralized by $441,435,900 US Treasury Notes, 2.625% due 12/15/21 to 03/31/25 (value—$459,000,095); proceeds: $450,021,500	$450,000,000	$450,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.930% due 11/01/19, collateralized by $136,961,821 various asset-backed convertible bonds, 2.332% to 6.630% due 09/20/21 to 04/18/52; (value—$53,498,037); proceeds: $50,002,681	50,000,000	50,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.980% due 11/01/19, collateralized by $87,145,638 various asset-backed convertible bonds, 5.123% to 8.987% due 04/25/29 to 01/28/70; (value—$86,400,001); proceeds: $80,004,400	80,000,000	80,000,000
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $501,380,000 US Treasury Bills, zero coupon due 04/30/20 to 07/16/20, $484,305,000 US Treasury Inflation Index Notes, 0.375% to 1.250% due 07/15/20 to 01/15/27 and $2,438,675,000 US Treasury Notes, 1.500% to 2.625% due 05/31/20 to 02/15/27; (value—$3,539,404,063); proceeds: $3,470,165,789	3,470,000,000	3,470,000,000
Repurchase agreement dated 10/31/19 with J.P. Morgan Securities LLC, 1.730% due 11/01/19, collateralized by $216,681,600 US Treasury Inflation Index Note, 0.375% due 01/15/27 and $163,181,000 US Treasury Note, 2.375% due 05/15/29; (value—$408,000,061); proceeds: $400,019,222	400,000,000	400,000,000
Repurchase agreement dated 10/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.180% due 12/05/19, collateralized by $1,522,097,290 various asset-backed convertible bonds, zero coupon to 3.595% due 09/20/23 to 03/25/67; (value—$80,250,000); proceeds: $75,136,250[4,5]	75,000,000	75,000,000

Prime Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.370% due 12/05/19, collateralized by $19,165,836 various asset-backed convertible bonds, zero coupon to 9.875% due 02/15/21 to 04/01/28 and $2,141,535 shares of various equity securities; (value—$133,378,688); proceeds: $125,246,875[5,6]	$125,000,000	$125,000,000
Total repurchase agreements (cost—$4,650,000,000)		4,650,000,000
Total investments (cost—$19,112,366,351 which approximates cost for federal income tax purposes)—100.1%		19,115,439,382

Liabilities in excess of other assets—(0.1)%		(16,582,308)
Net assets—100.0%		$19,098,857,074

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 29.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$676,000,000	$—	$676,000,000
Certificates of deposit	—	3,663,032,780	—	3,663,032,780
Commercial paper	—	10,126,406,602	—	10,126,406,602
Repurchase agreements	—	4,650,000,000	—	4,650,000,000
Total	$—	$19,115,439,382	$—	$19,115,439,382

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,458,974,747, represented 12.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.38%). The interest rate shown is the current rate as of October 31, 2019. and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2019.

[5]	Illiquid investment at period end. Illiquid assets, in the amount of $200,000,000, represented 1.0% of the Fund’s net assets at period end.
[6]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.55%). The interest rate shown is the current rate as of October 31, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2019.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
US government and agency obligations—52.8%
Federal Farm Credit Bank 1.650%, due 01/16/20[1]	$51,500,000	$51,320,608
1 mo. USD LIBOR – 0.010%, 1.813%, due 11/25/19[2]	74,000,000	74,000,000
1 mo. USD LIBOR + 0.020%, 1.960%, due 11/09/19[2]	141,500,000	141,436,826
2.070%, due 12/12/19[1]	97,000,000	96,771,323
2.400%, due 11/25/19[1]	97,100,000	96,944,640
Federal Home Loan Bank 1.531%, due 05/01/20[1]	100,000,000	99,225,994
1.565%, due 01/31/20[1]	50,000,000	49,802,201
1.593%, due 01/31/20[1]	15,000,000	14,940,660
1.625%, due 01/27/20[1]	92,000,000	91,638,708
1.627%, due 01/29/20[1]	88,000,000	87,646,037
1.648%, due 01/24/20[1]	80,000,000	79,692,373
1.650%, due 01/07/20[1]	115,000,000	114,646,854
1.650%, due 01/28/20[1]	74,000,000	73,701,533
1.670%, due 12/10/19[1]	92,000,000	91,833,557
1.670%, due 04/03/20[1]	390,000,000	387,213,883
1.695%, due 01/13/20[1]	20,000,000	19,931,258
1.700%, due 12/05/19[1]	59,000,000	58,905,272
1.700%, due 01/15/20[1]	149,027,000	148,499,196
1.720%, due 12/03/19[1]	99,000,000	98,848,640
1.720%, due 12/11/19[1]	70,000,000	69,866,222
1.720%, due 12/12/19[1]	148,000,000	147,710,085
1 mo. USD LIBOR – 0.035%, 1.765%, due 11/30/19[2]	70,000,000	70,000,000
1 mo. USD LIBOR – 0.020%, 1.803%, due 11/25/19[2]	75,000,000	75,000,000
SOFR + 0.010%, 1.830%, due 11/01/19[2]	169,000,000	169,000,000
1 mo. USD LIBOR – 0.015%, 1.831%, due 11/20/19[2]	141,000,000	141,000,000
SOFR + 0.020%, 1.840%, due 11/01/19[2]	143,000,000	143,000,000
1.840%, due 01/30/20[1]	123,700,000	123,130,980
SOFR + 0.025%, 1.845%, due 11/01/19[2]	71,000,000	71,000,000
SOFR + 0.030%, 1.850%, due 11/01/19[2]	158,000,000	158,000,000
1 mo. USD LIBOR + 0.050%, 1.854%, due 11/26/19[2]	97,000,000	97,000,000
SOFR + 0.045%, 1.865%, due 11/01/19[2]	105,700,000	105,700,000
1 mo. USD LIBOR – 0.055%, 1.866%, due 11/14/19[2]	68,000,000	68,000,000
SOFR + 0.065%, 1.885%, due 11/01/19[2]	158,000,000	158,000,000
1 mo. USD LIBOR – 0.030%, 1.891%, due 11/12/19[2]	148,000,000	148,000,000
SOFR + 0.010%, 1.920%, due 11/01/19[2]	92,000,000	92,000,000
1.920%, due 12/03/19[1]	77,000,000	76,868,587
1.935%, due 12/13/19[1]	98,000,000	97,778,765
SOFR + 0.012%, 1.940%, due 11/01/19[2]	44,500,000	44,500,000
1.940%, due 11/20/19[1]	331,000,000	330,661,093

	Face Amount	Value
US government and agency obligations—(continued)
1.940%, due 12/16/19[1]	$171,000,000	$170,585,325
1.950%, due 06/17/20	30,000,000	30,000,000
1 mo. USD LIBOR – 0.020%, 1.958%, due 11/08/19[2]	170,000,000	170,000,000
1 mo. USD LIBOR – 0.030%, 1.960%, due 11/07/19[2]	121,000,000	121,000,000
1.960%, due 02/07/20[1]	74,575,000	74,177,101
2.000%, due 11/06/19[1]	60,850,000	60,833,097
2.005%, due 01/15/20[1]	43,000,000	42,820,385
2.025%, due 01/06/20[1]	146,000,000	145,457,975
1 mo. USD LIBOR + 0.060%, 2.050%, due 11/07/19[2]	148,000,000	148,000,000
2.050%, due 08/21/20	128,000,000	128,000,000
2.050%, due 09/10/20	88,000,000	88,000,000
1 mo. USD LIBOR + 0.065%, 2.076%, due 11/02/19[2]	97,500,000	97,500,000
2.080%, due 11/13/19[1]	74,000,000	73,948,693
2.085%, due 11/04/19[1]	110,500,000	110,480,801
2.100%, due 09/11/20	28,000,000	28,000,000
2.110%, due 08/06/20	97,000,000	97,000,000
2.125%, due 08/06/20	71,000,000	71,000,000
Federal Home Loan Mortgage Corp. 1.690%, due 02/20/20[1]	146,000,000	145,239,218
SOFR + 0.000%, 1.820%, due 11/01/19[2]	150,000,000	150,000,000
SOFR + 0.005%, 1.825%, due 11/01/19[2]	146,000,000	146,000,000
SOFR + 0.010%, 1.830%, due 11/01/19[2]	200,000,000	200,000,000
Federal National Mortgage Association 1.560%, due 01/29/20	100,000,000	99,614,333
US Treasury Bills 1.696%, due 03/05/20[1]	83,000,000	82,521,309
1.702%, due 04/09/20[1]	122,000,000	121,098,667
1.725%, due 04/02/20[1]	83,000,000	82,404,911
1.889%, due 03/12/20[1]	130,000,000	129,120,264
1.990%, due 02/06/20[1]	149,000,000	148,219,938
2.075%, due 12/26/19[1]	225,000,000	224,303,563
US Treasury Notes 1.125%, due 12/31/19	101,000,000	100,859,660
1.125%, due 03/31/20	88,000,000	87,725,736
1.125%, due 04/30/20	88,000,000	87,677,024
1.250%, due 02/29/20	75,000,000	74,788,077
1.375%, due 12/15/19	85,000,000	84,941,110
1.375%, due 04/30/20	61,000,000	60,905,786
1.625%, due 07/31/20	46,000,000	46,016,172
3 mo. Treasury money market yield + 0.033%, 1.670%, due 11/01/19[2]	274,000,000	274,003,315
3 mo. Treasury money market yield + 0.045%, 1.682%, due 11/01/19[2]	46,000,000	45,998,638
3 mo. Treasury money market yield + 0.115%, 1.752%, due 11/01/19[2]	75,000,000	74,946,725
3 mo. Treasury money market yield + 0.022%, 1.857%, due 11/01/19[2]	143,000,000	142,891,701

Government Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
US government and agency obligations—(concluded)
1.875%, due 12/31/19	$42,000,000	$41,992,532
2.250%, due 03/31/20	50,000,000	50,113,562
2.375%, due 04/30/20	63,000,000	63,154,411
Total US government and agency obligations (cost—$8,684,555,324)		8,684,555,324

Repurchase agreements—48.4%
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.620% due 11/07/19, collateralized by $548,220,741 Federal Home Loan Mortgage Corp. obligations, 2.029% to 4.079% due 04/15/38 to 08/15/47, $266,685,981 Federal National Mortgage Association obligations, 3.777% to 4.327% due 07/25/45 to 10/25/58 and $729,897,750 Government National Mortgage Association obligations, 1.685% to 4.254% due 01/20/42 to 08/20/64; (value—$206,000,000); proceeds: $200,063,000	200,000,000	200,000,000
Repurchase agreement dated 10/28/19 with Barclays Bank PLC, 1.660% due 11/04/19, collateralized by $148,577,992 Government National Mortgage Association obligations, 3.500% due 10/20/43 to 07/20/47; (value—$102,000,000); proceeds: $100,032,278	100,000,000	100,000,000
Repurchase agreement dated 10/30/19 with Barclays Bank PLC, 1.660% due 11/06/19, collateralized by $1,499,870,618 Federal Home Loan Mortgage Corp. obligations, 2.021% to 6.058% due 01/15/22 to 10/25/49, $2,126,256,142 Federal National Mortgage Association obligations, 1.851% to 6.500% due 10/25/25 to 12/25/57 and $4,338,909,403 Government National Mortgage Association obligations, zero coupon to 5.500% due 02/20/27 to 07/20/69; (value—$309,000,000); proceeds: $300,096,833	300,000,000	300,000,000
Repurchase agreement dated 10/29/19 with Barclays Bank PLC, 1.670% due 11/05/19, collateralized by $268,513,659 Government National Mortgage Association obligations, 3.500% to 4.000% due 10/20/43 to 05/20/49; (value—$102,000,000); proceeds: $100,032,472	100,000,000	100,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.720% due 11/01/19, collateralized by $724,572,700 US Treasury Inflation Index Bonds, 0.875% to 2.500 due 01/15/27 to 02/15/48, $1,559,327,000 US Treasury Inflation Index Notes, 0.125% to 1.250 due 07/15/20 to 01/15/29, $3,967,000 US Treasury Bond Principal STRIPs, zero coupon due 08/15/29 to 08/15/39 and $42,890,500 US Treasury Bond STRIPs, zero coupon due 08/15/33 to 02/15/49; (value—2,652,000,086); proceeds: $2,600,124,222	$2,600,000,000	$2,600,000,000
Repurchase agreement dated 10/25/19 with Barclays Bank PLC, 1.820% due 11/01/19, collateralized by $103,596,775 Government National Mortgage Association obligations, 3.500% to 4.000% due 07/20/47 to 06/20/49; (value—$102,000,000); proceeds: $100,035,389	100,000,000	100,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.730% due 11/01/19, collateralized by $1,000 Federal Farm Credit Bank obligation, 3.980% due 04/05/38, $2,000 Federal Home Loan Mortgage Corp. obligation, zero coupon due 03/15/28, $100 US Treasury Bond, 8.125% due 08/15/21, $22,793,100 US Treasury Inflation Index Notes, 1.750% to 3.630% due 01/15/28 to 04/15/28, $66,131,300 US Treasury Notes, 1.750% to 2.000% due 07/31/22 to 07/31/24, and $113 US Treasury Bond STRIP, zero coupon due 08/15/48; (value—$102,000,000); proceeds: $100,004,806	100,000,000	100,000,000
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $1,079,630,000 US Treasury Inflation Index Notes, 0.125% to 0.250% due 04/15/20 to 01/15/25 and $1,591,315,000 US Treasury Notes, 2.000% to 3.000% due 02/15/25 to 09/30/25; (value—$2,876,408,674); proceeds: $2,820,134,733	2,820,000,000	2,820,000,000
Repurchase agreement dated 10/31/19 with J.P. Morgan Securities LLC, 1.750% due 11/01/19, collateralized by $259,489,302 Federal Home Loan Mortgage Corp. obligations, 2.000% to 7.500% due 01/01/25 to 10/01/49 and $855,102,543 Federal National Mortgage Association obligations, 2.500% to 6.000% due 07/01/30 to 09/01/49; (value—$816,000,000); proceeds: $800,038,889	800,000,000	800,000,000

Government Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.750% due 11/01/19, collateralized by $16,143,000 Federal Farm Credit Bank obligation, 2.480% due 10/19/29 and $137,377,000 Federal National Mortgage Association obligation, zero coupon due 01/02/20; (value—$153,000,942); proceeds: $150,007,292	$150,000,000	$150,000,000
Repurchase agreement dated 01/28/19 with MUFG Securities Americas Inc., 1.720% due 12/05/19, collateralized by $190,274,209 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.750% due 07/15/28 to 01/15/55, $277,332,555 Federal National Mortgage Association obligations, 2.500% to 5.000% due 07/25/28 to 03/25/59 and $173,139,447 Government National Mortgage Association obligations, 2.000% to 4.500% due 10/20/38 to 02/20/49; (value—$510,000,000); proceeds: $506,593,333[3,4]	500,000,000	500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/19 with Toronto- Dominion Bank, 1.740% due 11/01/19, collateralized by $244,321,956 Federal Home Loan Mortgage Corp. obligations, 2.000% to 6.500% due 08/01/20 to 09/01/49 and $459,030,115 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/20 to 06/01/49; (value—$204,000,000); proceeds: $200,009,667	$200,000,000	$200,000,000
Total repurchase agreements (cost—$7,970,000,000)		7,970,000,000
Total investments (cost—$16,654,555,324 which approximates cost for federal income tax purposes)—101.2%		16,654,555,324

Liabilities in excess of other assets—(1.2)%		(196,765,299)
Net assets—100.0%		$16,457,790,025

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 29.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$8,684,555,324	$—	$8,684,555,324
Repurchase agreements	—	7,970,000,000	—	7,970,000,000
Total	$—	$16,654,555,324	$—	$16,654,555,324

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.0% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.22%). The interest rate shown is the current rate as of October 31, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2019.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
US government obligations—55.6%
US Treasury Bills 1.617%, due 04/23/20[1]	$314,000,000	$311,599,482
1.689%, due 04/09/20[1]	501,000,000	497,326,756
1.696%, due 03/05/20[1]	94,000,000	93,457,868
1.725%, due 04/02/20[1]	94,000,000	93,326,044
1.873%, due 02/27/20[1]	183,000,000	181,902,305
1.889%, due 03/12/20[1]	140,000,000	139,052,592
1.921%, due 01/09/20[1]	358,000,000	356,777,166
1.990%, due 02/06/20[1]	155,000,000	154,188,532
2.075%, due 12/26/19[1]	260,000,000	259,195,228
2.181%, due 12/12/19[1]	232,000,000	231,437,735
2.188%, due 11/29/19[1]	327,000,000	326,488,163
2.294%, due 11/14/19[1]	300,000,000	299,757,333
2.295%, due 12/05/19[1]	521,000,000	519,898,975
2.398%, due 11/21/19[1]	400,000,000	399,480,611
2.746%, due 11/07/19[1]	250,000,000	249,890,104
US Treasury Notes 1.000%, due 11/30/19	300,000,000	299,719,089
1.125%, due 12/31/19	105,000,000	104,854,102
1.125%, due 03/31/20	87,000,000	86,728,852
1.125%, due 04/30/20	94,500,000	94,153,168
1.250%, due 01/31/20	157,000,000	156,665,148
1.250%, due 02/29/20	110,000,000	109,689,179
1.375%, due 12/15/19	390,000,000	389,646,921
1.375%, due 01/15/20	100,000,000	99,849,642
1.375%, due 01/31/20	200,000,000	199,706,194
1.375%, due 02/15/20	150,000,000	149,708,407
1.375%, due 04/30/20	222,000,000	221,672,569
1.500%, due 11/30/19	414,000,000	413,637,701
1.500%, due 05/31/20	150,000,000	149,900,391
1.625%, due 12/31/19	150,000,000	149,886,998
1.625%, due 06/30/20	371,000,000	370,954,731
1.625%, due 07/31/20	104,000,000	104,036,563
1.637%, due 11/01/19[2]	650,000,000	649,966,354
3 mo. Treasury money market yield + 0.033%, 1.670%, due 11/01/19[2]	600,000,000	599,973,475
3 mo. Treasury money market yield + 0.043%, 1.680%, due 11/01/19[2]	600,000,000	599,830,722
3 mo. Treasury money market yield + 0.045%, 1.682%, due 11/01/19[2]	254,000,000	253,751,966
1.750%, due 11/30/19	200,000,000	199,895,066
3 mo. Treasury money market yield + 0.115%, 1.752%, due 11/01/19[2]	735,000,000	734,473,161
3 mo. Treasury money market yield + 0.139%, 1.776%, due 11/01/19[2]	350,000,000	349,717,795
3 mo.Treasury money market yield + 0.220%, 1.857%, due 11/01/19[2]	155,000,000	154,881,729
1.875%, due 12/31/19	162,000,000	161,888,566
1.875%, due 06/30/20	100,000,000	100,131,395

	Face Amount	Value
US government obligations—(concluded)
3 mo. Treasury money market yield + 0.300%, 1.937%, due 11/01/19[2]	$150,000,000	$150,065,477
2.125%, due 08/31/20	150,000,000	150,632,812
2.250%, due 03/31/20	270,000,000	270,624,444
2.375%, due 04/30/20	70,500,000	70,672,793
2.500%, due 05/31/20	226,000,000	227,102,393
2.500%, due 06/30/20	150,000,000	150,857,784
2.625%, due 07/31/20	250,000,000	251,801,523
2.625%, due 08/15/20	150,000,000	151,171,875
3.375%, due 11/15/19	195,000,000	195,068,298
Total US government obligations (cost—$12,637,096,177)		12,637,096,177

Repurchase agreements—46.7%
Repurchase agreement dated 10/31/19 with Barclays Capital, Inc., 1.610% due 11/07/19, collateralized by $393,533,700 US Treasury Notes, 2.125% to 2.625% due 09/30/24 to 03/31/25; (value—$408,000,085); proceeds: $400,125,222	400,000,000	400,000,000
Repurchase agreement dated 10/28/19 with Barclays Capital, Inc., 1.650% due 11/04/19, collateralized by $291,997,700 US Treasury Note, 2.625% due 12/31/23; (value—$306,000,093); proceeds: $300,096,250	300,000,000	300,000,000
Repurchase agreement dated 10/31/19 with Barclays Capital, Inc., 1.720% due 11/01/19, collateralized by $229,511,100 US Treasury Inflation Index Bond, 2.125% due 02/15/40, $320,798,300 US Treasury Inflation Index Note, 0.500% due 04/15/24 and $814,385,800 US Treasury Notes, 1.625% to 2.875% due 02/28/22 to 01/31/26; (value—$1,530,000,032); proceeds: $1,500,071,667	1,500,000,000	1,500,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.720% due 11/01/19, collateralized by $300 US Treasury Bill, zero coupon due 11/07/19, $87,563,700 US Treasury Inflation Index Bond, 1.000% due 02/15/46, $309,112,500 US Treasury Inflation Index Notes, 0.125% to 0.500% due 10/15/24 to 01/15/28, $181,661,000 US Treasury Notes,1.250% to 2.625% due 4/30/20 to 10/31/24, $2,000 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/43 to 02/15/44 and $2,010 US Treasury Bonds STRIPs, zero coupon due 08/15/22 to 05/15/44; (value—$612,000,000); proceeds: $600,028,667	600,000,000	600,000,000

Treasury Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $488,165,000 US Treasury Bill, Zero coupon due 04/30/20, $445,625,000 US Treasury Inflation Index Notes, 0.125% to 1.125% due 01/15/21 to 07/15/26 and $3,509,385,000 US Treasury Notes, 1.375% to 3.625% due 02/15/21 to 09/30/26; (value—$4,564,510,156); proceeds: $2,475,118,250	$4,475,000,000	$4,475,000,000
Repurchase agreement dated 10/29/19 with Goldman Sachs & Co., 1.670% due 11/05/19, collateralized by $1,908,400 US Treasury Note, 2.250% to 2.500% due 12/31/24 to 01/31/25, $319,741,850 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/29 to 11/15/33 and $76,364,600 US Treasury Bond STRIPs, zero coupon due 11/15/24 to 02/15/48; (value—$306,000,006); proceeds: $300,097,417	300,000,000	300,000,000
Repurchase agreement dated 10/31/19 with J.P. Morgan Securities LLC, 1.730% due 11/01/19, collateralized by $230,689,500 US Treasury Bond, 3.000% due 11/15/44 and $127,018,600 US Treasury Note, 2.875% due 11/30/25; (value—$408,000,032); proceeds: $400,019,222	400,000,000	400,000,000
Repurchase agreement dated 10/31/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.730% due 11/01/19, collateralized by $130,486,200 US Treasury Bond, 4.375% due 05/15/40 and $274,137,900 US Treasury Notes, 1.750% to 2.125% due 05/15/22 to 01/31/23; (value—$459,000,046); proceeds: $450,021,625	450,000,000	450,000,000
Repurchase agreement dated 10/31/19 with MUFG Securities (Canada) Ltd., 1.620% due 11/07/19, collateralized by $11,500 US Treasury Bills, zero coupon due 04/09/20 to 10/08/20, $89,398,700 US Treasury Bonds, 3.750% to 4.375% due 05/15/41 to 08/15/41, $289,868,000 US Treasury Inflation Index Notes, 0.125% to 1.125% due 01/15/21 to 01/15/29 and $668,428,800 US Treasury Notes, 1.125% to 3.125% due 08/31/20 to 11/15/28; (value—$1,122,000,024); proceeds: $1,100,346,500	1,100,000,000	1,100,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/19 with MUFG Securities Americas Inc., 1.700% due 11/01/19, collateralized by $509,200 US Treasury Bills, zero coupon due 04/09/20 to 10/08/20, $7,687,700 US Treasury Bonds, 3.000% to 3.375% due 11/15/44 to 11/15/48, $147,999,100 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/45 to 02/15/48 and $699,293,600 US Treasury Notes, 1.250% to 3.375% due to 11/15/19 to 02/15/29; (value—$816,000,078); proceeds: $800,037,778	$800,000,000	$800,000,000
Repurchase agreement dated 10/31/19 with Mizuho Securities USA LLC, 1.710% due 11/01/19, collateralized by $999,600 US Treasury Inflation Index Note, 0.125% due 04/15/22 and $292,203,200 US Treasury Notes, 2.250% to 2.875% due 11/15/21 to 08/15/27; (value—$306,000,055); proceeds: $300,014,250	300,000,000	300,000,000
Total repurchase agreements (cost—$10,625,000,000)		10,625,000,000
Total investments (cost—$23,262,096,177 which approximates cost for federal income tax purposes)—102.3%		23,262,096,177

Liabilities in excess of other assets—(2.3)%		(531,122,892)
Net assets—100.0%		$22,730,973,285

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 29.

Treasury Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$12,637,096,177	$—	$12,637,096,177
Repurchase agreements	—	10,625,000,000	—	10,625,000,000
Total	$—	$23,262,096,177	$—	$23,262,096,177

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Time deposits—3.5%
Banking-non-US—3.5%
ABN Amro Bank NV 1.630%, due 11/01/19	$100,000,000	$100,000,000
Credit Agricole Corporate & Investment Bank 1.520%, due 11/01/19	23,000,000	23,000,000
Mizuho Corporate Bank Ltd. 1.650%, due 11/01/19	30,000,000	30,000,000
Natixis 1.540%, due 11/01/19	100,000,000	100,000,000
Total time deposits (cost—$253,000,000)		253,000,000

Certificates of deposit—15.5%
Banking-non-US—14.8%
Bank of Montreal
1 mo. SOFR + 0.170%, 1.990%, due 11/01/19[1]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.260%, 2.238%, due 11/08/19[1]	50,000,000	50,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.130%, 2.120%, due 11/06/19[1]	25,000,000	25,000,000
1 mo. USD LIBOR + 0.280%, 2.312%, due 11/01/19[1]	30,000,000	30,000,000
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.130%, 2.120%, due 11/06/19[1]	25,000,000	25,000,000
1 mo. USD LIBOR + 0.170%, 2.160%, due 11/07/19[1]	8,000,000	7,998,889
1 mo. USD LIBOR + 0.280%, 2.291%, due 11/01/19[1]	30,000,000	30,000,000
China Construction Bank Corp. 1.730%, due 11/06/19	25,000,000	25,000,000
1.880%, due 11/01/19	30,000,000	30,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.240%, 2.161%, due 11/14/19[1]	30,000,000	30,000,000
2.310%, due 11/12/19	40,000,000	40,000,000
Industrial & Commercial Bank of China Ltd. 2.300%, due 12/09/19	55,000,000	55,000,577
KBC Bank NV 1.710%, due 11/06/19	25,000,000	25,000,000
Mitsubishi UFJ Trust & Banking Corp.
1 mo. USD LIBOR + 0.180%, 2.002%, due 11/25/19[1]	25,000,000	25,000,000
1 mo. USD LIBOR + 0.280%, 2.080%, due 11/29/19[1]	35,000,000	35,000,000
Nordea Bank AB
1 mo. USD LIBOR + 0.270%, 2.260%, due 11/07/19[1]	33,000,000	33,000,000
Norinchukin Bank Ltd. 1.650%, due 11/07/19	35,000,000	35,000,000
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.130%, 1.934%, due 11/27/19[1]	16,000,000	16,000,000
1 mo. USD LIBOR + 0.120%, 1.966%, due 11/21/19[1]	20,000,000	20,000,000

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
2.080%, due 11/21/19	$25,000,000	$24,999,979
2.090%, due 12/04/19	15,000,000	15,000,000
2.200%, due 11/05/19	40,000,000	40,000,046
2.253%, due 11/01/19[1]	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.280%, 2.084%, due 11/25/19[1]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.200%, 2.114%, due 11/12/19[1]	32,000,000	32,000,000
1 mo. USD LIBOR + 0.270%, 2.210%, due 11/12/19[1]	30,000,000	30,000,000
2.320%, due 12/09/19	13,000,000	13,000,000
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.180%, 1.984%, due 11/27/19[1]	18,000,000	18,000,000
1 mo. USD LIBOR + 0.170%, 2.020%, due 11/22/19[1]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.120%, 2.098%, due 11/08/19[1]	50,000,000	50,000,000
1 mo. USD LIBOR + 0.260%, 2.200%, due 11/08/19[1]	30,000,000	30,000,000
Sumitomo Mitsui Trust Bank Ltd.
1.940%, due 04/22/20	40,000,000	40,000,000
2.100%, due 01/02/20	25,000,000	25,000,000
1 mo. USD LIBOR + 0.260%, 2.238%, due 11/08/19[1]	35,000,000	35,000,000
Svenska Handelsbanken
3 mo. USD LIBOR + 0.140%, 2.141%, due 01/14/20[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/05/19[1]	28,000,000	28,000,000
1 mo. USD LIBOR + 0.340%, 2.186%, due 11/21/19 [1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.230%, 2.262%, due 11/01/19 [1]	30,000,000	30,000,000
1 mo. USD LIBOR + 0.380%, 2.294%, due 11/12/19 [1]	15,000,000	15,000,000
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.250%, 2.240%, due 11/07/19[1]	28,000,000	28,000,000

		1,087,999,491

Banking-US—0.7%
Citibank N.A. 2.300%, due 12/03/19	50,000,000	50,000,000
Total certificates of deposit (cost—$1,137,999,491)		1,137,999,491

Commercial paper[2]—51.9%
Asset backed-miscellaneous—23.1%
Albion Capital Corp. 1.980%, due 01/21/20	33,025,000	32,877,874
2.150%, due 11/21/19	17,860,000	17,838,667
Antalis S.A. 2.030%, due 01/09/20	74,000,000	73,712,078
2.040%, due 11/07/19	35,000,000	34,988,100

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
2.110%, due 01/06/20	$15,000,000	$14,941,975
2.140%, due 01/03/20	20,000,000	19,925,100
Atlantic Asset Securitization LLC 2.000%, due 03/04/20	13,000,000	12,910,444
2.050%, due 01/10/20	54,500,000	54,282,757
Barton Capital Corp. 2.095%, due 11/25/19	29,000,000	28,959,497
2.100%, due 01/06/20	39,000,000	38,849,850
2.110%, due 12/03/19	25,000,000	24,953,111
Chariot Funding LLC 2.000%, due 01/09/20	20,000,000	19,923,333
2.030%, due 01/06/20	36,000,000	35,866,020
2.050%, due 01/14/20	16,000,000	15,932,578
2.050%, due 03/20/20	15,000,000	14,880,417
2.065%, due 01/03/20	15,000,000	14,945,794
2.070%, due 01/13/20	25,000,000	24,895,062
2.090%, due 12/03/19	40,000,000	39,925,689
Charta LLC 1.960%, due 12/05/19	26,000,000	25,951,871
2.100%, due 11/08/19	30,000,000	29,987,750
2.120%, due 11/07/19	36,000,000	35,987,280
Fairway Finance Co. LLC
1 mo. USD LIBOR + 0.080%, 2.020%, due 11/11/19[1,3]	25,000,000	24,999,853
1 mo. USD LIBOR + 0.170%, 2.160%, due 11/06/19[1,3]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.170%, 2.181%, due 11/04/19[1,3]	11,000,000	11,000,000
Fairway Finance Corp. 2.200%, due 11/12/19	10,000,000	9,993,278
2.200%, due 11/20/19	1,800,000	1,797,910
2.260%, due 11/04/19	15,000,000	14,997,175
Liberty Funding LLC 2.000%, due 02/04/20	26,000,000	25,862,778
2.030%, due 12/03/19	20,000,000	19,892,861
Liberty Street Funding LLC 2.000%, due 02/10/20	50,000,000	49,719,444
2.010%, due 02/07/20	10,000,000	9,945,283
2.090%, due 12/03/19	20,000,000	19,962,844
2.130%, due 11/07/19	20,000,000	19,992,900
2.140%, due 12/05/19	7,270,000	7,255,307
LMA Americas LLC 1.970%, due 04/09/20	18,000,000	17,842,400
1.980%, due 03/06/20	15,000,000	14,896,050
1.980%, due 04/17/20	17,000,000	16,842,920
2.010%, due 03/12/20	20,000,000	19,852,600
2.040%, due 02/05/20	10,000,000	9,945,600
2.050%, due 02/07/20	18,000,000	17,899,550
2.050%, due 02/10/20	9,000,000	8,948,237
2.100%, due 12/09/19	35,000,000	34,922,417
2.360%, due 11/07/19	11,000,000	10,995,673
2.550%, due 11/14/19	10,000,000	9,990,792
2.550%, due 11/19/19	14,000,000	13,982,150
Manhattan Asset Funding Co. LLC 2.100%, due 12/09/19	30,000,000	29,933,500
2.100%, due 12/10/19	22,000,000	21,949,950

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
2.100%, due 12/13/19	$11,000,000	$10,973,050
2.110%, due 11/14/19	90,000,000	89,931,425
Nieuw Amsterdam Receivables Corp.
2.035%, due 02/04/20	24,000,000	23,871,117
2.200%, due 01/09/20	20,000,000	19,915,667
Old Line Funding LLC 1.910%, due 04/24/20	20,000,000	19,814,306
1.960%, due 04/20/20	20,000,000	19,813,800
1 mo. USD LIBOR + 0.150%, 1.996%, due 11/20/19[1,3]	20,000,000	20,000,000
2.000%, due 02/20/20	15,000,000	14,907,500
2.020%, due 04/06/20[3]	25,000,000	24,779,764
1 mo. USD LIBOR + 0.070%, 2.060%, due 11/05/19[1,3]	8,000,000	8,000,000
Federal Fund Effective Rate + 0.250%, 2.070%, due 11/01/19[1,3]	33,000,000	33,000,000
2.090%, due 12/03/19	15,000,000	14,972,133
Starbird Funding Corp. 1.650%, due 11/01/19	35,000,000	35,000,000
1.870%, due 02/03/20	12,000,000	11,941,407
2.110%, due 12/10/19	38,000,000	37,913,138
2.250%, due 11/04/19	23,000,000	22,995,687
2.250%, due 12/10/19	22,000,000	22,000,000
Thunder Bay Funding LLC 2.000%, due 04/08/20	35,000,000	34,690,833
2.010%, due 03/05/20	8,000,000	7,944,167
1 mo. USD LIBOR + 0.140%, 2.067%, due 11/11/19[1,3]	17,000,000	17,000,000
2.090%, due 12/04/19	30,000,000	29,942,525
2.090%, due 01/22/20	27,000,000	26,871,465
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.140%, 2.079%, due 11/11/19[1,3]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.170%, 2.110%, due 11/11/19[1,3]	23,000,000	23,000,000
Victory Receivables Corp. 2.100%, due 01/02/20	20,000,000	19,927,667

		1,695,162,370

Banking-non-US—19.3%
Agricultural Bank of China Ltd. 2.220%, due 12/04/19	50,000,000	49,898,250
ASB Finance Ltd.
1 mo. USD LIBOR + 0.160%, 2.099%, due 11/11/19[1,3]	28,000,000	28,000,000
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 2.184%, due 11/15/19[1,3]	22,000,000	22,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.200%, 2.046%, due 11/20/19[1,3]	15,000,000	14,994,537
1 mo. USD LIBOR + 0.130%, 2.051%, due 11/14/19[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.290%, 2.090%, due 11/29/19[1,3]	20,000,000	20,000,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(continued)
Banque et Caisse d’Epargne de L’Etat 2.235%, due 11/29/19	$12,000,000	$11,979,140
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.200%, 2.005%, due 11/29/19[1,3]	30,000,000	30,000,000
China Construction Bank Corp. 1.860%, due 11/05/19	25,000,000	24,994,833
1.880%, due 11/01/19	30,000,000	30,000,000
2.210%, due 11/08/19	15,000,000	14,993,554
DBS Bank Ltd. 1.890%, due 05/01/20	50,000,000	49,522,250
2.020%, due 01/21/20	14,000,000	13,936,370
2.030%, due 01/06/20	11,500,000	11,457,201
2.035%, due 01/14/20	26,000,000	25,891,241
2.140%, due 02/03/20	21,000,000	20,882,657
2.170%, due 12/11/19	19,000,000	18,907,233
2.280%, due 12/11/19	19,000,000	18,951,867
Dexia Credit Local 1.890%, due 04/20/20	35,000,000	34,685,787
1.980%, due 04/03/20	19,000,000	18,839,070
DNB Bank ASA
1.990%, due 01/16/20	15,000,000	14,936,983
Erste Abwicklungsanstalt
2.020%, due 03/18/20	17,000,000	16,868,363
Federation des Caisses Desjardins du Quebec 1.820%, due 11/01/19	45,000,000	45,000,000
3 mo. USD LIBOR + 0.080%, 2.239%, due 12/23/19[1,3]	17,000,000	16,997,152
Groupe BPCE
1.950%, due 04/03/20	8,000,000	7,933,267
Industrial & Commercial Bank of China Ltd. 1.660%, due 11/07/19	45,000,000	44,987,550
2.250%, due 11/12/19	55,000,000	54,962,187
2.270%, due 12/09/19	25,000,000	24,940,097
Mitsubishi UFJ Trust & Banking Corp. 2.220%, due 11/04/19	11,000,000	10,997,965
2.280%, due 11/15/19	25,500,000	25,477,390
National Australia Bank Ltd. 1.900%, due 04/01/20	14,350,000	14,234,881
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/06/19[1,3]	28,000,000	28,000,000
National Bank of Canada
1 mo. USD LIBOR + 0.190%, 2.180%, due 11/07/19[1,3]	28,000,000	28,000,000
1 mo. USD LIBOR + 0.290%, 2.301%, due 11/04/19[1,3]	36,000,000	36,000,000
Nederlandse Waterschapsbank NV 1.970%, due 02/18/20	28,000,000	27,832,988
Oversea-Chinese Banking Corp. Ltd. 2.020%, due 01/07/20	20,000,000	19,924,811
2.020%, due 01/08/20	4,000,000	3,984,738
3 mo. USD LIBOR + 0.010%, 2.137%, due 12/05/19[1,3]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.280%, 2.207%, due 11/11/19[1,3]	30,000,000	30,000,000

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Royal Bank of Canada
1 mo. USD LIBOR + 0.240%, 2.230%, due 11/05/19[1,3]	$25,000,000	$25,000,000
Sumitomo Mitsui Trust Bank Ltd. 1.940%, due 02/28/20	35,000,000	34,775,553
2.120%, due 12/04/19	13,200,000	13,174,348
2.120%, due 12/17/19	49,000,000	48,867,264
Toronto-Dominion Bank Ltd. 1.770%, due 11/05/19	105,000,000	104,979,350
2.230%, due 01/08/20	50,000,000	49,789,389
United Overseas Bank Ltd. 2.000%, due 01/08/20	25,000,000	24,905,556
2.070%, due 01/15/20	32,000,000	31,862,000
2.090%, due 11/05/19	25,000,000	24,994,194
2.090%, due 11/08/19	28,000,000	27,988,621
2.090%, due 12/05/19	50,000,000	49,901,306
2.120%, due 11/12/19	20,000,000	19,987,044
Westpac Securities New Zealand Ltd.
1 mo. USD LIBOR + 0.100%, 1.923%, due 11/25/19[1,3]	16,000,000	16,000,000

		1,412,236,987

Banking-US—5.1%
Bedford Row Funding Corp. 2.059%, due 10/23/20	35,000,000	35,000,000
1 mo. USD LIBOR + 0.160%, 2.150%, due 11/07/19[1,3]	9,500,000	9,500,000
Citigroup Global Markets, Inc. 1.890%, due 07/01/20	35,000,000	34,553,487
1.950%, due 03/09/20	19,000,000	18,867,238
1.960%, due 04/15/20	10,000,000	9,909,622
2.000%, due 05/26/20	22,000,000	21,747,000
Collateralized Commercial Paper Co. LLC 2.030%, due 03/12/20	9,000,000	8,933,010
2.100%, due 02/03/20	24,000,000	23,868,400
1 mo. USD LIBOR + 0.260%, 2.106%, due 11/21/19[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.230%, 2.144%, due 11/15/19[1,3]	12,000,000	12,000,000
3 mo. USD LIBOR + 0.060%, 2.184%, due 11/19/19[1,3]	10,000,000	10,000,093
2.250%, due 01/10/20	15,000,000	14,934,375
1 mo. USD LIBOR + 0.300%, 2.278%, due 11/04/19[1]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.250%, 2.282%, due 11/01/19[1,3]	20,000,000	20,000,000
2.290%, due 12/11/19	28,000,000	27,928,756
ING US Funding LLC 1.890%, due 04/17/20	9,000,000	8,920,620
1 mo. USD LIBOR + 0.270%, 2.302%, due 11/01/19[1,3]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.330%, 2.327%, due 11/02/19[1,3]	30,000,000	30,000,000

		376,162,601

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Energy-integrated—1.2%
Sinopec Century Bright Capital Investment Ltd. 1.920%, due 11/05/19	$35,000,000	$34,992,533
1.950%, due 11/04/19	50,000,000	49,991,875

		84,984,408

Finance-other—3.2%
CNPC Finance HK Ltd. 2.010%, due 11/07/19	25,000,000	24,991,625
2.020%, due 11/07/19	35,000,000	34,988,217
2.200%, due 11/05/19	75,000,000	74,981,667
2.200%, due 11/06/19	75,000,000	74,977,083
Collateralized Commercial Paper Co. LLC
3 mo. USD LIBOR + 0.040%, 2.172%, due 11/26/19[1]	16,000,000	16,000,000
3 mo. USD LIBOR + 0.060%, 2.192%, due 11/26/19[1]	13,000,000	13,000,000

		238,938,592
Total Commercial paper (cost—$3,807,484,958)		3,807,484,958

Repurchase agreements—29.7%
Repurchase agreement dated 10/31/19 with Barclays Bank PLC, 1.720% due 11/01/19, collateralized by $241,334,100 US Treasury Notes, 2.625% to 2.750% due 08/31/23 to 12/31/25; (value—$255,000,051); proceeds: $250,011,944	250,000,000	250,000,000
Repurchase agreement dated 10/31/19 with BNP Paribas SA, 1.980% due 11/01/19, collateralized by $16,377,883 various asset-backed convertible bonds, 2.128% to 9.000% due 06/01/21 to 10/25/33; (value—$16,207,796); proceeds: $15,000,825	15,000,000	15,000,000
Repurchase agreement dated 10/31/19 with Fixed Income Clearing Corp., 1.720% due 11/01/19, collateralized by $760,695,000 US Treasury Bills, zero coupon to 0.125% due 04/15/20 to 04/30/20 and $954,720,000 US Treasury Notes, 2.250% to 3.000 due 09/30/25 to 11/30/25; (value—$1,836,001,505); proceeds: $1,800,086,000	1,800,000,000	1,800,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/19 with Goldman Sachs & Co., 1.680% due 11/01/19, collateralized by $1,000 Federal Farm Credit Bank obligation, 3.900% due 04/26/33 and $65,001,000 Federal Home Loan Bank obligations, 6.250% due 07/15/32; (value—$95,982,088); proceeds: $94,104,391	$94,100,000	$94,100,000
Repurchase agreement dated 10/01/2019 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.370% due 11/05/2019, collateralized by 90,408 shares of various equity securities; (value—$16,050,132); proceeds: $15,029,625[4]	15,000,000	15,000,000
Total repurchase agreements (cost—$2,174,100,000)		2,174,100,000
Total investments (cost—$7,372,584,449 which approximates cost for federal income tax purposes)—100.6%		7,372,584,449

Liabilities in excess of other assets—(0.6)%		(40,789,468)
Net assets—100.0%		$7,331,794,981

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 29.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$253,000,000	$—	$253,000,000
Certificates of deposit	—	1,137,999,491	—	1,137,999,491
Commercial paper	—	3,807,484,958	—	3,807,484,958
Repurchase agreements	—	2,174,100,000	—	2,174,100,000
Total	$—	$7,372,584,449	$—	$7,372,584,449

At October 31, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $672,271,399, represented 9.2% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.55%). The interest rate shown is the current rate as of October 31, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2019.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—90.7%
Alabama—0.1%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project) 1.260%, VRD	$2,245,000	$2,245,000

Alaska—0.4%
Alaska International Airports Revenue Refunding (System), Series A, 1.120%, VRD	7,345,000	7,345,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 1.260%, VRD	2,000,000	2,000,000

		9,345,000

Arizona—0.4%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 1.180%, VRD	9,750,000	9,750,000

Colorado—1.7%
Denver City & County Certificates of Participation Revenue Refunding, Series A1, 1.350%, VRD	10,235,000	10,235,000
Series A2, 1.350%, VRD	15,605,000	15,605,000
Series A3, 1.350%, VRD	13,710,000	13,710,000

		39,550,000

District of Columbia—0.5%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 1.110%, VRD	11,000,000	11,000,000

Florida—2.0%
Miami-Dade County School Board Tax Anticipation Notes 2.000%, due 02/27/20	4,000,000	4,010,884
3.000%, due 02/27/20	6,000,000	6,034,942
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 1.090%, VRD	34,535,000	34,535,000

		44,580,826

Georgia—0.9%
Cobb County School District, GO Bonds 3.000%, due 12/18/19	10,000,000	10,016,888
County of Fulton Tax Anticipation Notes 2.500%, due 12/31/19	10,000,000	10,016,682

		20,033,570

	Face Amount	Value
Municipal bonds—(continued)
Idaho—0.5%
Idaho Tax Anticipation Notes, GO Bonds
3.000%, due 06/30/20	$10,000,000	$10,111,254

Illinois—9.1%
Chicago O’Hare International Revenue (Third Lien), Series C, 1.100%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 1.220%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 1.130%, VRD	19,700,000	19,700,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 1.110%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 1.180%, VRD	10,170,000	10,170,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 1.140%, VRD	24,985,000	24,985,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 1.140%, VRD	6,980,000	6,980,000
1.140%, VRD	6,900,000	6,900,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 1.250%, VRD	43,910,000	43,910,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 1.080%, VRD	17,600,000	17,600,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 1.140%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 1.080%, VRD	34,687,000	34,687,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 1.110%, VRD	5,000,000	5,000,000
Series A-2D, 1.110%, VRD	5,000,000	5,000,000

		207,432,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Indiana—5.0%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 1.250%, VRD	$37,370,000	$37,370,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 1.130%, VRD	69,130,000	69,130,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured) 1.170%, VRD	7,500,000	7,500,000

		114,000,000

Kentucky—0.2%
Kentucky Asset Liability Commission Revenue 3.000%, due 06/25/20	5,030,000	5,081,386

Maryland—2.0%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 1.120%, VRD	32,120,000	32,120,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 1.120%, VRD	12,470,000	12,470,000

		44,590,000

Massachusetts—0.5%
Commonwealth of Massachusetts, GO Bonds, Series B, 4.000%, due 05/21/20	7,000,000	7,108,223
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 1.070%, VRD	5,255,000	5,255,000

		12,363,223

Michigan—1.1%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 1.380%, VRD	23,800,000	23,800,000

Minnesota—0.1%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 1.100%, VRD	2,035,000	2,035,000

Mississippi—5.0%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project) 1.260%, VRD	300,000	300,000

	Face Amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 1.260%, VRD	$600,000	$600,000
Series A, 1.260%, VRD	25,105,000	25,105,000
Series B, 1.260%, VRD	1,300,000	1,300,000
Series C, 1.260%, VRD	9,305,000	9,305,000
Series C, 1.260%, VRD	13,240,000	13,240,000
Series D, 1.110%, VRD	1,525,000	1,525,000
Series D, 1.260%, VRD	7,075,000	7,075,000
Series E, 1.260%, VRD	3,600,000	3,600,000
Series F, 1.260%, VRD	7,500,000	7,500,000
Series G, 1.260%, VRD	29,065,000	29,065,000
Series I, 1.260%, VRD	12,875,000	12,875,000
Series L, 1.260%, VRD	925,000	925,000

		112,415,000

Missouri—2.7%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-3, 1.080%, VRD	10,000,000	10,000,000
Series C-5, 1.130%, VRD	4,925,000	4,925,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-1,
1.330%, VRD	21,550,000	21,550,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series C, 1.210%, VRD	10,500,000	10,500,000
Series D, 1.210%, VRD	2,200,000	2,200,000
St. Charles County Public Water Supply District No. 2 Refunding, Series A,
1.100%, VRD	13,175,000	13,175,000

		62,350,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
New Hampshire—0.4%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)
1.120%, VRD	$9,945,000	$9,945,000

New York—26.1%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
1.040%, VRD	3,020,000	3,020,000
Metropolitan Transportation Authority New York Dedicated Tax Fund
1.280%, VRD	10,000,000	10,000,000
Subseries A-1, 1.200%, VRD	45,080,000	45,080,000
Subseries B-1, 1.100%, VRD	12,000,000	12,000,000
Subseries E-1, 1.220%, VRD	29,960,000	29,960,000
Subseries E-4, 1.140%, VRD	4,000,000	4,000,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 1.120%, VRD	18,000,000	18,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 1.110%, VRD	3,450,000	3,450,000
Series BB-5, 1.230%, VRD	15,805,000	15,805,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 1.340%, VRD	83,560,000	83,560,000
Series DD-2, 1.350%, VRD	4,000,000	4,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 1.140%, VRD	21,190,000	21,190,000
Subseries A-4, 1.260%, VRD	31,940,000	31,940,000
Subseries C-6, 1.110%, VRD	4,000,000	4,000,000
Subseries D-4, 1.250%, VRD	27,500,000	27,500,000
Subseries E-4, 1.350%, VRD	17,950,000	17,950,000
New York City, GO Bonds, Subseries B-3, 1.080%, VRD	8,300,000	8,300,000
Subseries D-4, 1.200%, VRD	55,465,000	55,465,000

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
Subseries L-4, 1.220%, VRD	$32,325,000	$32,325,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 1.130%, VRD	58,445,000	58,445,000
Series A-2, 1.100%, VRD	10,125,000	10,125,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 1.120%, VRD	3,600,000	3,600,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 1.100%, VRD	9,950,000	9,950,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 1.350%, VRD	1,415,000	1,415,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 1.110%, VRD	24,475,000	24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 1.110%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 1.130%, VRD	4,410,000	4,410,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 1.090%, VRD	2,750,000	2,750,000
Series B, 1.090%, VRD	750,000	750,000
Triborough Bridge & Tunnel Authority Revenue (General), Series 2005B-4C, 1.220%, VRD	24,185,000	24,185,000
Series C, 1.300%, VRD	23,250,000	23,250,000

		592,700,000

North Carolina—1.3%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 1.200%, VRD	22,790,000	22,790,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
North Carolina—(concluded)
Raleigh Durham Airport Authority Airport Revenue (Carolinas Healthcare), Series C, 1.080%, VRD	$7,610,000	$7,610,000

		30,400,000

Ohio—1.6%
Akron Bath Copley Joint Township Hospital District Revenue (Summa Health Obligated Group) 1.110%, VRD	12,000,000	12,000,000
Montgomery County Revenue (Premier Health Partners Obligation), Series C, 1.300%, VRD	8,110,000	8,110,000
Ohio (Common Schools), GO Bonds, Series A, 1.030%, VRD	2,145,000	2,145,000
Series B, 1.030%, VRD	1,070,000	1,070,000
Series D, 1.040%, VRD	9,695,000	9,695,000
Ohio Hospital Facility Revenue (Cleveland Clinic Helath System), Series D-1, 1.120%, VRD	3,170,000	3,170,000

		36,190,000

Pennsylvania—3.5%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), Series C, 1.230%, VRD	3,120,000	3,120,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 1.140%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 1.140%, VRD	14,045,000	14,045,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 1.110%, VRD	7,975,000	7,975,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-2, 1.100%, VRD	23,695,000	23,695,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 1.140%, VRD	19,920,000	19,920,000

		78,355,000

Rhode Island†—0.0%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 1.150%, VRD	1,000,000	1,000,000

	Face Amount	Value
Municipal bonds—(continued)
South Carolina—0.8%
Charleston County School District Revenue, Series A, 3.000%, due 03/01/20	$8,000,000	$8,043,360
Richland County South Carolina, GO Bonds, Series A, 3.000%, due 02/27/20	10,000,000	10,039,700

		18,083,060

Tennessee—1.9%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 1.330%, VRD	31,000,000	31,000,000
1.330%, VRD	12,000,000	12,000,000

		43,000,000

Texas—16.1%
Austin Water & Wastewater Systems Revenue Refunding 1.130%, VRD	7,695,000	7,695,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 1.350%, VRD	49,955,000	49,955,000
Subseries C-2, 1.350%, VRD	39,495,000	39,495,000
Harris County Hospital District Revenue Refunding (Senior Lien) 1.150%, VRD	1,815,000	1,815,000
Houston Utility System Revenue Refunding (First Lien), Series B-4, 1.110%, VRD	7,500,000	7,500,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project) 1.250%, VRD	32,810,000	32,810,000
1.250%, VRD	20,950,000	20,950,000
1.250%, VRD	33,600,000	33,600,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), Series A, 1.260%, VRD	20,265,000	20,265,000
Texas State Veteran, GO Bonds 1.180%, VRD	8,400,000	8,400,000
1.260%, VRD	23,970,000	23,970,000
Texas State, Veteran Notes 4.000%, due 08/27/20	50,000,000	51,092,318
University of Texas Permanent University Fund Revenue (System), Series A, 1.100%, VRD	7,180,000	7,180,000
University of Texas University Revenue (Financing Systems), Series B, 1.030%, VRD	11,330,000	11,330,000
Series B, 1.030%, VRD	4,270,000	4,270,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

	Face Amount	Value
Municipal bonds—(concluded)
Texas—(concluded)
University of Texas University Revenue Refunding (Financing System), Series B, 1.100%, VRD	$46,260,000	$46,260,000

		366,587,318

Utah—1.3%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 1.350%, VRD	9,800,000	9,800,000
Series D, 1.250%, VRD	18,665,000	18,665,000

		28,465,000

Virginia—2.1%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 1.120%, VRD	29,885,000	29,885,000
Series D, 1.090%, VRD	18,055,000	18,055,000

		47,940,000

Washington—0.5%
Port of Tacoma WA Revenue, Series B, 1.150%, VRD	8,000,000	8,000,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace) 1.120%, VRD	3,050,000	3,050,000

		11,050,000

Wisconsin—2.9%
Public Finance Authority Hospital Revenue (Wakemed), Series B, 1.140%, VRD	7,000,000	7,000,000
Series C, 1.320%, VRD	38,500,000	38,500,000
Wisconsin Health & Educational Facilities Authority Revenue, Series A, 1.300%, VRD	14,200,000	14,200,000
Series B, 1.130%, VRD	7,000,000	7,000,000

		66,700,000
Total Municipal bonds (cost—$2,061,097,637)		2,061,097,637

Tax-exempt commercial paper—9.5%
Colorado—0.3%
University of Colorado 1.220%, due 01/07/20	7,000,000	7,000,000

District of Columbia—0.7%
District Of Columbia 1.420%, due 11/06/19	12,000,000	12,000,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
District of Columbia—(concluded)
Washington D.C. Metropolitan Airport Authority 1.380%, due 11/21/19	$5,000,000	$5,000,000

		17,000,000

Florida—0.9%
Miami-Dade County Water & Sewer Revenue 1.300%, due 11/06/19	14,200,000	14,200,000
1.380%, due 11/06/19	6,000,000	6,000,000

		20,200,000

Illinois—0.9%
Illinois Educational Facilities Authority Revenue 1.350%, due 11/04/19	20,000,000	20,000,000

Maryland—0.8%
Montgomery County
1.330%, due 11/07/19	12,000,000	12,000,000
1.400%, due 12/05/19	6,000,000	6,000,000

		18,000,000

Massachusetts—0.7%
Harvard University 1.350%, due 01/08/20	7,000,000	7,000,000
1.290%, due 01/22/20	10,000,000	10,000,000

		17,000,000

New York —1.0%
New York State Power Authority 1.300%, due 11/13/19	22,000,000	22,000,000

Ohio—1.0%
Cleveland Clinic 1.350%, due 11/21/19	8,300,000	8,300,000
1.370%, due 12/11/19	10,000,000	10,000,000
1.370%, due 01/03/20	5,000,000	5,000,000

		23,300,000

Texas—3.2%
Lower Colorado River Authority Revenue
1.300%, due 11/05/19	17,119,000	17,119,000
Methodist Hospital
1.680%, due 11/05/19	5,000,000	5,000,000
1.470%, due 12/04/19	15,000,000	15,000,000
University of Texas
1.350%, due 11/04/19	6,000,000	6,000,000
1.260%, due 12/04/19	9,000,000	9,000,000
1.400%, due 12/04/19	10,000,000	10,000,000
1.380%, due 12/09/19	10,000,000	10,000,000

		72,119,000
Total tax-exempt commercial paper (cost—$216,619,000)		216,619,000
Total investments (cost—$2,277,716,637 which approximates cost for federal income tax purposes)—100.2%		2,277,716,637

Liabilities in excess of other assets—(0.2)%		(4,485,164)
Net assets—100.0%		$2,273,231,473

Tax-Free Master Fund

Portfolio of investments—October 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$2,061,097,637	$—	$2,061,097,637
Tax-exempt commercial paper	—	216,619,000	—	216,619,000
Total	$—	$2,277,716,637	$—	$2,277,716,637

At October 31, 2019 there were no transfers in or out of Level 3.

Portfolio footnote

†	Amount represents less than 0.05%

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2019 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

October 31, 2019 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$14,462,366,351	$8,684,555,324	$12,637,096,177	$5,198,484,449	$2,277,716,637
Repurchase agreements	4,650,000,000	7,970,000,000	10,625,000,000	2,174,100,000	—
	19,112,366,351	16,654,555,324	23,262,096,177	7,372,584,449	2,277,716,637

Investments, at value
Investments	14,465,439,382	8,684,555,324	12,637,096,177	5,198,484,449	2,277,716,637
Repurchase agreements	4,650,000,000	7,970,000,000	10,625,000,000	2,174,100,000	—
Cash	695,903	5,135,747	1,967,888	990,577	7,224,804
Receivable for interest	12,453,732	9,609,500	27,021,205	3,772,291	3,603,194
Total assets	19,128,589,017	16,669,300,571	23,291,085,270	7,377,347,317	2,288,544,635

Liabilities:
Payable for investments purchased	28,190,506	210,173,934	558,492,959	44,996,633	15,153,190
Payable to affiliate	1,541,437	1,336,612	1,619,026	555,703	159,972
Total liabilities	29,731,943	211,510,546	560,111,985	45,552,336	15,313,162
Net assets, at value	$19,098,857,074	$16,457,790,025	$22,730,973,285	$7,331,794,981	$2,273,231,473

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the six months ended October 31, 2019 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$214,577,613	$179,817,007	$199,987,905	$68,039,861	$16,884,786
Expenses:
Investment advisory and administration fees	8,959,003	7,926,161	8,923,918	2,871,129	1,145,405
Trustees’ fees and expenses	43,856	39,315	45,371	18,998	11,875
Total expenses	9,002,859	7,965,476	8,969,289	2,890,127	1,157,280
Net investment income	205,574,754	171,851,531	191,018,616	65,149,734	15,727,506
Net realized gain	—	388,125	19,268	—	—
Net change in unrealized appreciation	2,302,083	—	—	—	—
Net increase in net assets resulting from operations	$207,876,837	$172,239,656	$191,037,884	$65,149,734	$15,727,506

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$205,574,754	$285,653,069
Net realized gain	—	41,014
Net change in unrealized appreciation	2,302,083	510,868
Net increase in net assets resulting from operations	207,876,837	286,204,951
Net increase in net assets from beneficial interest transactions	3,111,820,607	7,717,303,802
Net increase in net assets	3,319,697,444	8,003,508,753
Net assets:
Beginning of period	15,779,159,630	7,775,650,877
End of period	$19,098,857,074	$15,779,159,630

	Government Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$171,851,531	$311,128,479
Net realized gain	388,125	253,159
Net increase in net assets resulting from operations	172,239,656	311,381,638
Net increase (decrease) in net assets from beneficial interest transactions	2,007,063,097	(1,709,825,456)
Net increase (decrease) in net assets	2,179,302,753	(1,398,443,818)
Net assets:
Beginning of period	14,278,487,272	15,676,931,090
End of period	$16,457,790,025	$14,278,487,272

	Treasury Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$191,018,616	$362,463,120
Net realized gain	19,268	685
Net increase in net assets resulting from operations	191,037,884	362,463,805
Net increase (decrease) in net assets from beneficial interest transactions	5,317,245,432	(1,169,718,825)
Net increase (decrease) in net assets	5,508,283,316	(807,255,020)
Net assets:
Beginning of period	17,222,689,969	18,029,944,989
End of period	$22,730,973,285	$17,222,689,969

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$65,149,734	$81,554,858
Net increase in net assets resulting from operations	65,149,734	81,554,858
Net increase in net assets from beneficial interest transactions	2,385,014,980	2,429,739,812
Net increase in net assets	2,450,164,714	2,511,294,670
Net assets:
Beginning of period	4,881,630,267	2,370,335,597
End of period	$7,331,794,981	$4,881,630,267

	Tax-Free Master Fund
	For the six months ended October 31, 2019 (unaudited)	For the year ended April 30, 2019
From operations:
Net investment income	$15,727,506	$35,793,099
Net increase in net assets resulting from operations	15,727,506	35,793,099
Net decrease in net assets from beneficial interest transactions	(18,599,023)	(1,087,651,672)
Net decrease in net assets	(2,871,517)	(1,051,858,573)
Net assets:
Beginning of period	2,276,102,990	3,327,961,563
End of period	$2,273,231,473	$2,276,102,990

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.08%	0.09%	0.10%	0.10%
Net investment income	2.28%[1]	2.32%	1.41%	0.52%	0.26%	0.11%
Supplemental data:
Total investment return[2]	1.16%	2.31%	1.38%	0.64%	0.26%	0.11%
Net assets, end of period (000’s)	$19,098,857	$15,779,160	$7,775,651	$3,161,118	$17,197,266	$14,120,131

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,		For the period from June 24, 2016[1] to April 30,2017
		2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.08%[2]
Net investment income	2.16%[2]	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	1.10%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$16,457,790	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.09%	0.06%
Net investment income	2.13%[1]	2.07%	1.08%	0.39%	0.08%	0.01%
Supplemental data:
Total investment return[2]	1.09%	2.10%	1.08%	0.38%	0.09%	0.01%
Net assets, end of period (000’s)	$22,730,973	$17,222,690	$18,029,945	$18,194,995	$11,883,911	$12,636,284

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,			For the period from January 19, 2016[1] to April 30, 2016
		2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.00%[2,3]
Net investment income	2.25%[2]	2.29%	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	1.15%	2.27%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$7,331,795	$4,881,630	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2019 (unaudited)	Years ended April 30,
		2019	2018	2017	2016	2015
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.04%	0.04%
Net investment income	1.36%[1]	1.35%	0.93%	0.50%	0.03%	0.01%
Supplemental data:
Total investment return[2]	0.69%	1.38%	0.91%	0.46%	0.03%	0.01%
Net assets, end of period (000’s)	$2,273,231	$2,276,103	$3,327,962	$2,317,734	$1,377,088	$1,355,019

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series. The financial statements for the remaining series of the Trust are not included herein as it had not yet commenced operations as of October 31, 2019.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods beginning after December 15, 2018. Management has assessed the potential impact of these changes and the changes are incorporated within the financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

Master Trust

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

Master Trust

Notes to financial statements (unaudited)

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2019, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

Master Trust

Notes to financial statements (unaudited)

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2019, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$1,541,437
Government Master Fund	1,336,612
Treasury Master Fund	1,619,026
Prime CNAV Master Fund	555,703
Tax-Free Master Fund	159,972

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At October 31, 2019, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

Master Trust

Notes to financial statements (unaudited)

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2019, and during the period ended October 31, 2019, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the six months ended October 31, 2019, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	82,356,628
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	49,940,340

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$15,341,065,126	$23,302,510,554
Withdrawals	(12,229,244,519)	(15,585,206,752)
Net increase in beneficial interest	$3,111,820,607	$7,717,303,802

Goverment Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$22,291,173,761	$41,871,149,616
Withdrawals	(20,284,110,664)	(43,580,975,072)
Net increase (decrease) in beneficial interest	$2,007,063,097	$(1,709,825,456)

Master Trust

Notes to financial statements (unaudited)

Treasury Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$24,673,178,069	$40,183,445,154
Withdrawals	(19,355,932,637)	(41,353,163,979)
Net increase (decrease) in beneficial interest	$5,317,245,432	$(1,169,718,825)

Prime CNAV Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$4,379,775,563	$4,397,532,247
Withdrawals	(1,994,760,583)	(1,967,792,435)
Net increase in beneficial interest	$2,385,014,980	$2,429,739,812

Tax-Free Master Fund

	For the six months ended October 31, 2019	For the year ended April 30, 2019
Contributions	$646,363,382	$2,163,610,694
Withdrawals	(664,962,405)	(3,251,262,366)
Net decrease in beneficial interest	$(18,599,023)	$(1,087,651,672)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$3,309,828
Gross unrealized depreciation	(236,797)
Net unrealized appreciation	$3,073,031

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2019, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2019, the Funds did not incur any interest or penalties.

Master Trust

Notes to financial statements (unaudited)

Each of the tax years in the four year period ended April 30, 2019, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds filed their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year through August 1, 2019 on Form N-Q. Effective August 1, 2019, Form N-Q is no longer required to be filed. The Master Funds’ historical filings on Form N-Q are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647-1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 23-24, 2019, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $183 billion in assets under management as of March 31, 2019 and was part of the UBS Asset Management Division, which had approximately $824 billion in assets under management worldwide as of March 31, 2019. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, Select Treasury Capital Feeder Fund and Select Government Capital Feeder Fund through August 31, 2020. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund and Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s, Select Government Capital Feeder Fund’s and RMA Government Money Market Feeder Fund’s Actual Management Fees and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Government Investor Feeder Fund’s Actual Management Fee the lowest in the Expense Group). (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 1 basis point (i.e., 0.01%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management also noted that while the Select Government Capital Feeder Fund’s Actual Management Fee was above the Expense Group median by two tenths of a basis point (i.e., 0.002%), the Select Government Capital Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Management explained that the RMA Government Money Market Feeder Fund’s higher relative Actual Management Fee and total expenses were primarily due to the Expense Group classification. Management noted that the RMA Government Money Market Feeder Fund, unlike most of its Expense Group, was designed to be offered and utilized as a sweep fund for brokerage accounts. As a result, the RMA Government Money Market Feeder Fund was likely to have a higher fee structure and a greater number of shareholders—resulting in higher transfer agency fees—compared to the non-sweep peers in the Expense Group that were likely to have a lower fee structure and fewer shareholders. Finally, Management noted that in comparison to a supplemental expense group of similar sweep money market funds identified by UBS AM, the RMA Government Money Market Feeder Fund’s Actual Management Fee was below the median by more than 2 basis points (i.e., 0.02%) and its overall expenses were below the median by 9 basis points (i.e., 0.09%).

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Prime Investor Feeder Fund’s Actual Management Fee and the Prime Preferred Feeder Fund’s and Prime Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that while the Prime Reserves Feeder Fund’s Actual Management Fee was above the Expense Group median by approximately 2 basis points (i.e., 0.02%), the Prime Reserves Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that the Prime Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and Select Prime Investor Feeder Fund’s total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Prime Preferred Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Select Prime Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by less than 2 basis points (i.e., 0.02%), while Select Prime Institutional Feeder Fund’s Contractual Management Fee and overall expenses each were at or below the applicable Expense Group median.

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that the Select Prime Investor Feeder Fund’s total expenses were above the applicable Expense Group median by approximately 2 basis points (i.e., 0.02%), while the Select Prime Investor Feeder Fund’s Contractual Management Fee and Actual Management Fee each were at or below the applicable Expense Group median. Management explained that only one peer fund in the Expense Group reported lower assets than Select Prime Investor Feeder Fund; as a result, management expects slightly higher overall expenses resulted from less asset scale.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Treasury Capital Feeder Fund’s Actual Management Fee and the Select Treasury Preferred Feeder Fund’s and Select Treasury Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Select Treasury Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by approximately 1 basis point (i.e., 0.01%), while the Select Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses each were at the applicable Expense Group median. Management explained that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s and Tax-Free Preferred Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Tax-Free Preferred Feeder Fund’s and Tax-Free Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Tax-Free Reserves Feeder Fund’s and the Tax-Free Preferred Feeder Fund’s Actual Management Fees were above the applicable Expense Group median by approximately 4 basis points (i.e., 0.04%) and less than 1 basis point (i.e., 0.01%), respectively, while the total expenses were below median. Management explained that the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

In light of the foregoing, the board determined that the management fees for each of Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2019 and (b) annualized performance information for each year in the ten-year period ended April 30, 2019. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund, the Select Government Preferred Feeder Fund and the Select Government Capital Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median for the one-year period and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was above its corresponding Performance Universe median for the one- and three-year periods and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception. Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other non-government CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select Prime Investor Feeder Fund’s performance was below the Performance Group median by 1 basis point (i.e., 0.01%), 5 basis points (i.e., 0.05%), 4 basis points (i.e., 0.04%), 2 basis points (i.e., 0.02%) and 3 basis points (i.e., 0.03%), respectively, for the one-, three-, five- and ten-year periods and since inception.

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three-, five- and ten-year periods and since inception. Management explained that the Tax-Free Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Tax-Exempt Money Market category in late 2016 due to the introduction of FNAV pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or CNAV pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Tax-Free Investor Feeder Fund was now compared to all other tax-exempt CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Tax-Free Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Tax-Free Investor Feeder Fund was the best performing fund of the Performance Group for the one-, three-, five- and ten-year periods and since inception.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Manager

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

© UBS 2019. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant - not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 9, 2020

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	January 9, 2020